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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value
	Equities — 99.7%

	Information — 31.6%

	Business Software — 11.0%
498,000	Informatica (a) Enterprise Data Integration Software	$26,344,200
413,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	22,834,770
221,000	Ansys (a) Simulation Software for Engineers & Designers	14,369,420
140,000	NetSuite (a) End to End IT Systems Solution Delivered Over the Web	7,040,600
106,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	6,082,280
153,000	Blackbaud Software & Services for Non-profits	5,084,190
163,000	SPS Commerce (a) Supply Chain Management Software Delivered via the Web	4,381,440
132,000	Ariba (a) Cost Management Software	4,317,720
195,000	Velti (a) Mobile Marketing Software Platform	2,642,250
58,000	Advent Software (a) Asset Management & Trading Systems	1,484,800
		94,581,670
	Semiconductors & Related Equipment — 4.6%
1,111,000	Atmel (a) Microcontrollers, RF & Memory Semiconductors	10,954,460
438,000	Microsemi (a) Analog/Mixed Signal Semiconductors	9,390,720
281,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal ICs	5,527,270
520,000	ON Semiconductor (a) Mixed Signal & Power Management Semiconductors	4,685,200
86,000	Ultratech (a) Semiconductor Equipment	2,492,280
243,000	Entegris (a) Semiconductor Materials Management Products	2,269,620
205,000	Pericom Semiconductor (a) Interface ICs & Frequency Control Products	1,658,450
203,000	TriQuint Semiconductor (a) RF Semiconductors	1,399,685
25,000	Hittite Microwave (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	1,357,750
		39,735,435
	Instrumentation — 4.3%
109,750	Mettler Toledo (a) Laboratory Equipment	20,276,313
318,000	IPG Photonics (a) Fiber Lasers	16,551,900
		36,828,213
	Telephone & Data Services — 3.1%
830,000	tw telecom (a) Fiber Optic Telephone/Data Services	18,392,800
65,000	AboveNet (a) Metropolitan Fiber Communications Services	5,382,000
197,000	Boingo Wireless (a) Wholesale & Retail Wi-Fi Networks	2,383,700
		26,158,500
	Computer Services — 2.0%
333,000	ExlService Holdings (a) Business Process Outsourcing	9,137,520
405,000	RCM Technologies (a) Technology & Engineering Services	2,255,850
175,000	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	2,108,750
33,000	Syntel Offshore IT Services	1,848,000
297,522	Hackett Group (a) IT Integration & Best Practice Research	1,776,206
		17,126,326
	Computer Hardware & Related Equipment — 2.0%
397,000	II-VI (a) Laser Optics & Specialty Materials	9,389,050
90,000	Zebra Technologies (a) Bar Code Printers	3,706,200
66,000	Netgear (a) Networking Products for Small Business & Home	2,521,200
38,000	Nice Systems — ADR (Israel) (a) Audio & Video Recording Solutions	1,493,400
		17,109,850
	Gaming Equipment & Services — 1.6%
264,000	Bally Technologies (a) Slot Machines & Software	12,342,000
42,000	WMS Industries (a) Slot Machine Provider	996,660
		13,338,660
	Telecommunications Equipment — 1.2%
275,800	Finisar (a) Optical Subsystems & Components	5,557,370
94,000	Polycom (a) Video Conferencing Equipment	1,792,580
133,000	Ixia (a) Telecom Network Test Equipment	1,661,170

1

Number of Shares		Value
	Telecommunications Equipment — 1.2% (cont)
135,000	Infinera (a) Optical Networking Equipment	$1,096,200
		10,107,320
	Contract Manufacturing — 0.7%
122,000	Plexus (a) Electronic Manufacturing Services	4,268,780
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	1,889,250
		6,158,030
	Financial Processors — 0.5%
91,000	Global Payments Credit Card Processor	4,277,000

	Business Information & Marketing Services — 0.5%
291,200	Navigant Consulting (a) Financial Consulting Firm	4,050,592

	TV Broadcasting — 0.1%
472,000	Entravision Communications Spanish Language TV & Radio Stations	807,120
	Total Information	270,278,716

	Consumer Goods & Services — 17.2%

	Retail — 7.9%
462,000	lululemon athletica (a) Premium Active Apparel Retailer	34,502,160
256,000	Abercrombie & Fitch Teen Apparel Retailer	12,700,160
382,000	Pier 1 Imports (a) Home Furnishing Retailer	6,944,760
180,500	Shutterfly (a) Internet Photo-centric Retailer	5,655,065
476,000	Saks (a) Luxury Department Store Retailer	5,526,360
69,500	Teavana (a) Specialty Tea Retailer	1,370,540
116,229	Gaiam (a) Healthy Living Catalogs & E-Commerce	462,592
6,000	The Fresh Market (a) Specialty Food Retailer	287,700
		67,449,337
	Travel — 3.6%
449,700	Gaylord Entertainment (a) Convention Hotels	13,850,760
659,500	Avis Budget Group (a) Second Largest Car Rental Company	9,331,925
400,000	Hertz (a) Largest U.S. Rental Car Operator	6,016,000
72,000	HomeAway (a) Vacation Rental Online Marketplace	1,826,640
		31,025,325
	Furniture & Textiles — 1.5%
590,000	Knoll Office Furniture	9,817,600
125,000	Herman Miller Office Furniture	2,870,000
10,000	Caesarstone (Israel) (a) Quartz Countertops	116,800
		12,804,400
	Consumer Goods Distribution — 1.0%
232,000	Pool Distributor of Swimming Pool Supplies & Equipment	8,681,440

	Apparel — 1.0%
108,500	Warnaco Group (a) Global Branded Apparel Manufacturer	6,336,400
84,800	True Religion Apparel (a) Premium Denim	2,323,520
		8,659,920
	Other Consumer Services — 1.0%
163,000	Lifetime Fitness (a) Sport & Fitness Club Operator	8,242,910

	Casinos & Gaming — 0.6%
392,000	Pinnacle Entertainment (a) Regional Casino Operator	4,511,920

	Other Durable Goods — 0.4%
85,000	Jarden Branded Household Products	3,419,550

	Leisure Products — 0.2%
110,000	Skullcandy (a) (b) Lifestyle Branded Headphones	1,741,300

	Food & Beverage — %
2,800	Annie’s (a) Developer & Marketer of Natural & Organic Food	97,552
	Total Consumer Goods & Services	146,633,654

	Industrial Goods & Services — 16.9%

	Machinery — 13.9%
568,200	Ametek Aerospace/Industrial Instruments	27,563,382
480,200	Nordson Dispensing Systems for Adhesives & Coatings	26,175,702
580,000	Donaldson Industrial Air Filtration	20,723,400

2

Number of Shares		Value
	Machinery — 13.9% (cont)
319,000	Pentair Pumps & Water Treatment	$15,187,590
297,300	ESCO Technologies Automatic Electric Meter Readers	10,931,721
128,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	5,489,920
82,000	Kennametal Consumable Cutting Tools	3,651,460
44,368	Toro Turf Maintenance Equipment	3,155,008
100,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	2,317,000
50,000	Polypore International (a) (b) Battery Separators & Filtration Media	1,758,000
12,800	Middleby Corp (a) Manufacturer of Cooking Equipment	1,295,104
13,078	Heico FAA Approved Aircraft Replacement Parts	525,082
		118,773,369
	Industrial Materials & Specialty Chemicals — 1.3%
187,000	Drew Industries (a) RV & Manufactured Home Components	5,106,970
176,000	Albany International Paper Machine Clothing & Advanced Textiles	4,039,200
33,000	Albemarle Refinery Catalysts & Other Specialty Chemicals	2,109,360
		11,255,530
	Electrical Components — 0.8%
104,000	Acuity Brands Commercial Lighting Fixtures	6,534,320

	Steel — 0.4%
320,400	GrafTech International (a) Industrial Graphite Materials Producer	3,825,576

	Waste Management — 0.3%
33,000	Clean Harbors (a) Hazardous Waste Services & Disposal	2,221,890

	Construction — 0.2%
100,000	Fortune Brands Home & Security (a) Home Building Supplies & Small Locks	2,207,000
	Total Industrial Goods & Services	144,817,685

	Finance — 12.9%

	Banks — 7.1%
373,000	MB Financial Chicago Bank	7,829,270
107,000	SVB Financial Group (a) Bank to Venture Capitalists	6,884,380
485,000	Associated Banc-Corp Midwest Bank	6,770,600
253,000	Lakeland Financial Indiana Bank	6,585,590
480,000	Valley National Bancorp New Jersey/New York Bank	6,216,000
161,194	Hancock Holding Gulf Coast Bank	5,723,999
103,000	City National Bank & Asset Manager	5,404,410
368,000	TCF Financial Great Lakes Bank	4,375,520
666,200	First Busey Illinois Bank	3,291,028
292,460	Pacific Continental Bank Pacific N.W. Bank	2,754,973
97,700	Sandy Spring Bancorp Baltimore, D.C. Bank	1,775,209
271,000	First Commonwealth Western Pennsylvania Bank	1,658,520
504,451	Guaranty Bancorp (a) Colorado Bank	1,003,857
31,282	Green Bankshares (a) Tennessee Bank	52,867
		60,326,223
	Finance Companies — 2.9%
138,000	World Acceptance (a) Personal Loans	8,452,500
174,900	McGrath Rentcorp Temporary Space & IT Rentals	5,616,039
258,600	H & E Equipment Services (a) Heavy Equipment Leasing	4,892,712
201,000	CAI International (a) International Container Leasing	3,654,180
60,000	Textainer Group Holdings Top International Container Leaser	2,034,000
26,000	Regional Management (a) Consumer Loans	436,800
		25,086,231
	Savings & Loans — 1.2%
408,600	ViewPoint Financial Texas Thrift	6,284,268
142,000	Berkshire Hills Bancorp Northeast Thrift	3,254,640
52,011	Kaiser Federal Los Angeles Savings & Loan	727,634
		10,266,542
	Insurance — 0.9%
146,500	Leucadia National Insurance Holding Company	3,823,650

3

Number of Shares		Value
	Insurance — 0.9% (cont)
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	$1,880,810
27,000	Allied World Holdings Commercial Lines Insurance/Reinsurance	1,854,090
		7,558,550
	Brokerage & Money Management — 0.8%
206,000	SEI Investments Mutual Fund Administration & Investment Management	4,262,140
85,000	Eaton Vance Specialty Mutual Funds	2,429,300
		6,691,440
	Total Finance	109,928,986

	Health Care — 9.5%

	Biotechnology & Drug Delivery — 6.0%
157,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	14,579,020
254,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	8,699,500
368,000	Seattle Genetics (a) (b) Antibody-based Therapies for Cancer	7,499,840
100,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	3,768,000
202,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	3,751,140
411,000	Isis Pharmaceuticals (a) Biotech Pioneer in Antisense Drugs	3,604,470
495,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	3,385,800
161,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	2,361,870
506,000	Chelsea Therapeutics International (a) Biotech Focused on Rare Diseases	1,295,360
183,000	Raptor Pharmaceutical (a) (b) Orphan Drug Company	1,237,080
256,000	Anthera Pharmaceuticals (a) Biotech Focused on Cardiovascular, Cancer & Immunology	565,760
14,300	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	512,941
		51,260,781
	Medical Equipment & Devices — 1.7%
143,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	7,370,220
55,000	Gen-Probe (a) Molecular In-vitro Diagnostics	3,652,550
83,000	Hill-Rom Holdings Hospital Beds/Patient Handling	2,773,030
193,000	Pacific Biosciences of California (a) Genome Sequencing	660,060
		14,455,860
	Medical Supplies — 1.1%
190,600	Cepheid (a) Molecular Diagnostics	7,972,798
26,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	1,822,600
		9,795,398
	Pharmaceuticals — 0.6%
385,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	4,504,500
116,100	Alimera Sciences (a) Ophthalmology-focused Pharmaceutical Company	392,418
45,000	Horizon Pharma (a) Specialty Pharmaceutical Company	186,300
		5,083,218
	Health Care Services — 0.1%
100,000	Health Management Associates (a) Non-urban Hospitals	672,000
	Total Health Care	81,267,257

	Energy & Minerals — 6.0%

	Oil Services — 3.3%
436,100	Atwood Oceanics (a) Offshore Drilling Contractor	19,576,529
117,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	4,917,510
80,000	FMC Technologies (a) Oil & Gas Well Head Manufacturer	4,033,600
		28,527,639
	Oil & Gas Producers — 1.8%
92,000	SM Energy Oil & Gas Producer	6,510,840
81,000	Rosetta Resources (a) Oil & Gas Producer Exploring in South Texas & Montana	3,949,560
83,000	Swift Energy (a) Oil & Gas Exploration & Production	2,409,490
58,000	Petroleum Development Corporation (a) Oil & Gas Producer in U.S.	2,151,220

4

Number of Shares		Value
	Oil & Gas Producers — 1.8% (cont)
86,400	Houston American Energy (a) Oil & Gas Exploration/Production in Colombia	$451,008
		15,472,118
	Mining — 0.9%
56,000	Core Laboratories (Netherlands) Oil & Gas Reservoir Consulting	7,367,920
100,000	Augusta Resource (a) US Copper/Moly Mine	273,000
		7,640,920
	Total Energy & Minerals	51,640,677

	Other Industries — 5.6%

	Real Estate — 4.8%
503,000	Extra Space Storage Self Storage Facilities	14,481,370
371,600	Biomed Realty Trust Life Science-focused Office Buildings	7,052,968
227,200	Dupont Fabros Technology Technology-focused Office Buildings	5,555,040
935,000	Kite Realty Group Community Shopping Centers	4,927,450
264,000	Education Realty Trust Student Housing	2,861,760
50,000	Kilroy Realty West Coast Office & Industrial Properties	2,330,500
341,000	DCT Industrial Trust Industrial Properties	2,011,900
119,000	Associated Estates Realty Multifamily Properties	1,944,460
		41,165,448
	Transportation — 0.8%
100,500	World Fuel Services Global Fuel Broker	4,120,500
134,487	Rush Enterprises, Class A (a) Truck Sales & Service	2,853,814
		6,974,314
	Total Other Industries	48,139,762

Total Equities (Cost: $490,560,152) — 99.7%		852,706,737

Securities Lending Collateral — 0.9%
7,891,975	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	7,891,975

Total Securities Lending Collateral (Cost: $7,891,975)		7,891,975

Total Investments (Cost: $498,452,127)(d) — 100.6%		860,598,712	(e)

Obligation to Return Collateral for Securities Loaned — (0.9)%		(7,891,975)

Cash and Other Assets Less Liabilities — 0.3%		2,699,203

Total Net Assets — 100.0%		$855,405,940

ADR	American Depositary Receipts

5

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $7,796,017.
(c)	Investment made with cash collateral received from securities lending activity.
(d)

At March 31, 2012, for federal income tax purposes, the cost of investments was $498,452,127 and net unrealized appreciation was $362,146,585 consisting of gross unrealized appreciation of $392,434,151 and gross unrealized depreciation of $30,287,566.

(e)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors.  Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012 in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$266,001,716	$4,277,000	$—	$270,278,716
Consumer Goods & Services	146,633,654	—	—	146,633,654
Industrial Goods & Services	144,817,685	—	—	144,817,685
Finance	109,928,986	—	—	109,928,986
Health Care	81,267,257	—	—	81,267,257
Energy & Minerals	51,640,677	—	—	51,640,677
Other Industries	48,139,762	—	—	48,139,762
Total Equities	848,429,737	4,277,000	—	852,706,737
Total Securities Lending Collateral	7,891,975	—	—	7,891,975
Total Investments	$856,321,712	$4,277,000	$—	$860,598,712

6

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$4,311,580	$4,311,580	$—

Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

7

Wanger International Report

Wanger International	Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value
	Equities — 98.1%

	Asia — 43.4%

	Japan — 17.5%
663,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$6,727,452
2,758,200	Seven Bank ATM Processing Services	6,048,653
2,760	Wacom Computer Graphic Illustration Devices	5,796,464
369,100	Kuraray Special Resin, Fine Chemical, Fibers & Textures	5,249,449
366,300	Park24 Parking Lot Operator	4,953,204
226,142	Aeon Delight Facility Maintenance & Management	4,768,917
192,300	Hoshizaki Electric Commercial Kitchen Equipment	4,561,493
200,518	Glory Currency Handling Systems & Related Equipment	4,397,562
927	Orix JREIT Diversified REIT	4,331,898
283,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	4,076,915
111,541	Kintetsu World Express Airfreight Logistics	3,896,871
72,111	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	3,892,186
35,199	Nakanishi Dental Tools & Machinery	3,736,863
201,631	Start Today Online Japanese Apparel Retailer	3,723,759
1,920	Advance Residence Investment Residential REIT	3,647,481
254,209	Japan Airport Terminal Airport Terminal Operator at Haneda	3,351,044
179,847	Daiseki Waste Disposal & Recycling	3,343,744
59,000	Disco Semiconductor Dicing & Grinding Equipment	3,285,441
3,094	Jupiter Telecommunications Largest Cable Service Provider in Japan	3,098,860
104,016	Tsumura Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	3,006,700
2,215,700	Shinsei Bank Commercial Bank	2,916,792
316,000	Shimadzu Analytical Instrument, Medical & Industrial Equipment	2,876,003
700	Mori Hills REIT Investment Tokyo-centric Diversified REIT	2,800,265
105,503	Ibiden Electronic Parts & Ceramics	2,728,119
238,900	Sintokogio Automated Casting Machines, Surface Treatment System & Consumables	2,674,771
224,600	Asahi Diamond Industrial Consumable Diamond Tools	2,655,205
40,300	FP Corporation Disposable Food Trays & Containers	2,540,838
680	Kenedix Realty Investment Tokyo Mid-size Office REIT	2,502,010
85,200	Doshisha Wholesaler	2,449,593
104,725	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	2,446,218
170,860	Ushio Industrial Light Sources	2,420,370
96,700	Misumi Group Industrial Components Distributor	2,363,683
60,000	Sanrio (a) Character Goods & Licensing	2,343,298
162,666	Torishima Pump Manufacturing Industrial Pump for Power Generation & Water Supply Systems	2,230,792
90,146	Icom Two Way Radio Communication Equipment	2,191,780
299	Fukuoka REIT Diversified REIT in Fukuoka	2,148,962
187	Japan Real Estate Investment Office REIT in Tokyo	1,648,839
62,858	Miura Industrial Boiler	1,634,850
31,100	Horiba Measuring Instruments & Analyzers	1,073,396
30,100	Gree (a) Mobile Social Networking Game Developer/Platform	758,389
18,500	Nihon Parkerizing Metal Surface Treatment Agents & Processing	275,003
		131,574,132
	Taiwan — 6.6%
4,355,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	8,951,069
669,440	Simplo Technology Battery Packs for Notebook & Tablet PCs	5,072,969
1,488,830	Tripod Technologies Printed Circuit Boards (PCB)	5,016,892
297,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM	3,862,487
1,239,000	Taiwan Mobile Taiwan’s Second-largest Mobile Operator	3,777,415
2,273,900	CTCI Corp International Engineering Firm	3,770,059
1,249,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	3,197,510
703,000	Radiant Opto-Electronics LCD Back Light Units & Modules	3,139,447

Number of Shares		Value
	Taiwan — 6.6% (cont)
1,332,000	Taiwan Hon Chuan Beverage Packaging (Bottles, Caps, Labels) Manufacturer	$3,026,662
785,000	Advantech Industrial PC & Components	2,731,130
368,000	MStar Semiconductor ICs for TV, Digital Set-top-box & Handset	2,254,792
401,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	2,236,969
329,000	PC Home Taiwanese Internet Retail Company	1,860,077
310,200	Lung Yen Funeral Services & Columbaria	992,209
		49,889,687
	Hong Kong — 4.0%
833,800	Melco Crown Entertainment - ADR (b) Macau Casino Operator	11,348,018
2,100,000	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	5,349,802
1,861,000	L’Occitane International Skin Care & Cosmetics Producer	4,413,019
1,548,400	MGM China Holdings Macau Casino Operator	2,826,585
1,010,000	AAC Technologies Miniature Acoustic Components	2,750,921
4,700,000	Sasa International Cosmetics Retailer	2,727,285
1,000,000	Melco International (b) Macau Casino Operator	955,267
		30,370,897
	Singapore — 3.6%
3,200,000	Olam International Agriculture Supply Chain Manager	6,013,574
2,400,000	Ascendas REIT Industrial Property Landlord	3,860,860
2,383,000	CDL Hospitality Trust Hotel Owner/Operator	3,294,261
4,200,000	Mapletree Logistics Trust Industrial Property Landlord	3,159,541
4,163,000	Mapletree Commercial Trust Retail & Office Property Landlord	2,902,933
3,300,000	Mapletree Industrial Trust Industrial Property Landlord	2,884,770
1,840,000	Goodpack Limited International Bulk Container Leasing	2,598,829
430,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,378,395
		27,093,163
	China — 3.3%
78,300	NetEase.com - ADR (b) Chinese Online Gaming Services	4,549,230
2,300,000	Zhaojin Mining Industry Gold Mining & Refining in China	3,868,795
3,242,000	Want Want Chinese Branded Consumer Food Company	3,627,585
131,000	New Oriental Education & Technology - ADR (b) Education Service Provider	3,597,260
1,651,000	Digital China IT Distribution & Systems Integration Services	3,284,629
26,150,000	RexLot Holdings Lottery Equipment Supplier in China	2,324,660
3,567,100	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,935,134
32,500	51job - ADR (b) Integrated Human Resource Services	1,847,950
		25,035,243
	India — 2.1%
267,700	United Breweries India’s Largest Brewer	2,826,953
41,500	Asian Paints India’s Largest Paint Company	2,640,568
1,328,300	Jain Irrigation Systems	2,562,612
59,405	Jain Irrigation Systems - DVR (b) Agricultural Micro-irrigation Systems & Food Processing	55,912
991,200	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	2,516,406
188,000	Shriram Transport Finance Used Truck Finance	2,211,352
4,020,100	REI Agro Basmati Rice Processing	966,655
1,250,800	S. Kumars Nationwide Textiles, Clothing & Retail	811,088
99,500	Titan Industries Jewelry, Watches, Eyeglasses	446,178
199,131	SKIL Ports and Logistics (b) Indian Container Port Project	388,582
177,434	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	306,937
202,700	Manappuram Finance Short-term Lending Collateralized by Household Gold	121,108
		15,854,351
	Korea — 1.6%
12,300	NHN Korean Online Search Services	2,823,087

Number of Shares		Value
	Korea — 1.6% (cont)
77,900	Woongjin Coway Korean Household Appliance Rental Service Provider	$2,590,213
131,000	Grand Korea Leisure Largest ‘Foreigner Only’ Casino Group in Korea	2,530,673
55,100	Handsome Korea’s Leading High-end Apparel Company	1,619,614
72,940	iMarketKorea Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods	1,260,206
23,000	Hana Tour Service Korea’s Largest Wholesale Tour Provider	915,464
1,193	Hyundai Home Shopping TV Home Shopping Company	141,641
		11,880,898
	Indonesia — 1.5%
7,592,066	Archipelago Resources (b) Gold Mining Projects in Indonesia, Vietnam & the Philippines	7,893,286
5,810,300	Tower Bersama Infrastructure Communications Towers	1,878,089
1,200,000	Ace Indonesia Home Improvement Retailer	584,703
874,600	Jasa Marga Largest Toll Road Operator in Indonesia	493,411
847,500	Southern Arc Minerals (b) (c) Gold & Copper Exploration in Indonesia	362,978
		11,212,467
	Mongolia — 1.2%
5,379,900	Mongolian Mining (b) Coking Coal Mining in Mongolia	5,120,122
129,245	Ivanhoe Mines (b)	2,033,038
108,951	Ivanhoe Mines (b) (d) Copper Mine Project in Mongolia	1,714,889
		8,868,049
	Thailand — 0.9%
14,000,000	Home Product Center Home Improvement Retailer	6,309,559

	Philippines — 0.7%
6,920,900	SM Prime Holdings Shopping Mall Operator	2,723,715
1,023,030	Int’l Container Terminal Container Handling Terminals & Port Management	1,562,713
2,064,100	Manila Water Company Water Utility Company in the Philippines	1,117,716
		5,404,144
	Cambodia — 0.4%
6,000,000	Nagacorp Casino/Entertainment Complex in Cambodia	2,728,022
	Total Asia	326,220,612

	Europe — 34.0%

	United Kingdom — 6.4%
173,900	Intertek Group Testing, Inspection, Certification Services	6,984,427
2,250,000	Charles Taylor (e) Insurance Services	5,452,299
666,500	Chemring Defense Manufacturer of Countermeasures & Energetics	4,344,225
364,600	JLT Group International Business Insurance Broker	4,073,499
393,233	Serco Facilities Management	3,412,198
882,000	Workspace Group UK Real Estate	3,318,813
87,000	Rotork Valve Actuators for Oil & Water Pipelines	2,851,318
90,604	Tullow Oil Oil & Gas Producer	2,212,946
209,623	Smith and Nephew Medical Equipment & Supplies	2,124,076
307,400	Domino’s Pizza United Kingdom & Ireland Pizza Delivery in the United Kingdom, Ireland & Germany	2,122,119
318,303	Premier Oil (b) Oil & Gas Producer in Europe, Pakistan & Asia	1,997,301
349,000	Abcam Online Sales of Antibodies	1,948,208
223,300	Shaftesbury London Prime Retail REIT	1,759,055
31,200	Next Clothes & Home Retailer in the UK	1,488,649
378,903	BBA Aviation Aviation Support Services	1,296,959
136,448	Greggs Bakery	1,135,985
556,698	PureCircle (a) (b) Natural Sweeteners	952,770
400,000	Sterling Resources (b) Oil & Gas Exploration in Europe	641,636
		48,116,483
	Netherlands — 5.1%
210,245	Imtech Electromechanical & ICT Installation & Maintenance	6,721,276
295,249	Aalberts Industries Flow Control & Heat Treatment	6,103,489

Number of Shares		Value
	Netherlands — 5.1% (cont)
81,949	Fugro Sub-sea Oilfield Services	$5,838,558
189,614	UNIT4 Business Software Development	5,500,317
140,644	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	4,886,377
149,166	Arcadis Engineering Consultants	3,117,431
21,122	Core Laboratories Oil & Gas Reservoir Consulting	2,779,022
39,474	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	2,274,064
48,300	TKH Group Dutch Industrial Conglomerate	1,311,866
		38,532,400
	Switzerland — 4.1%
33,520	Partners Group Private Markets Asset Management	6,539,129
30,586	Geberit (b) Plumbing Supplies	6,400,460
43,400	Dufry Group (b) Operates Airport Duty Free & Duty Paid Shops	5,673,203
30,516	Kuehne & Nagel Freight Forwarding/Logistics	4,127,621
1,858	Sika Chemicals for Construction & Industrial Applications	4,021,859
72,252	Bank Sarasin & Cie Private Banking	2,265,129
29,671	Zehnder Radiators & Ventilation Systems	2,198,947
		31,226,348
	Germany — 4.0%
303,894	Wirecard Online Payment Processing & Risk Management	5,785,705
84,100	Rheinmetall Defense & Automotive	4,979,527
18,409	Rational Commercial Ovens	4,305,207
190,353	Rhoen-Klinikum Health Care Services	3,822,069
59,100	Dürr Automotive Plant Engineering & Associated Capital Equipment	3,762,157
74,372	CTS Eventim Event Ticket Sales	2,569,019
68,400	Elringklinger Automobile Components	1,958,602
20,900	Bertrandt Outsourced Engineering	1,574,899
45,390	Deutsche Beteiligungs (a) Private Equity Investment Management	1,030,031
		29,787,216
	France — 3.8%
127,700	Gemalto Digital Security Solutions	8,428,812
50,800	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	5,542,109
118,100	Saft Batteries Niche Battery Manufacturer	3,827,491
50,000	Neopost Postage Meter Machines	3,215,550
28,900	Norbert Dentressangle Leading European Logistics & Transport Group	2,567,025
42,078	Rubis Tank Storage & LPG Distribution	2,460,556
57,400	Mersen Advanced Industrial Materials	2,034,432
220,933	Hi-Media (b) Online Advertiser in Europe	772,005
		28,847,980
	Sweden — 2.4%
492,970	Hexagon Design, Measurement & Visualization Software & Equipment	9,567,603
494,310	Sweco Engineering Consultants	5,360,915
80,000	Unibet European Online Gaming Operator	2,243,115
111,426	East Capital Explorer Sweden-based RUS/CEE Investment Fund	938,964
		18,110,597
	Italy — 1.8%
316,000	Pirelli Global Tire Supplier	3,759,326
312,200	Ansaldo STS Railway Systems Integrator	3,097,875
708,000	Geox Apparel & Shoe Maker	2,313,435
19,800	Tod’s Leather Shoes & Bags	2,227,452
1,562,100	CIR Italian Holding Company	2,210,458
		13,608,546
	Denmark — 1.4%
196,391	Novozymes Industrial Enzymes	5,719,785
20,421	SimCorp Software for Investment Managers	3,568,505

Number of Shares		Value
	Denmark — 1.4% (cont)
16,300	Solar A/S Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	$896,872
		10,185,162
	Russia — 0.7%
77,500	Mail.ru - GDR (b) (f) Internet Social Networking & Games for Russian Speakers	3,057,375
264,200	Petropavlovsk Gold & Iron Ore Mining in Russia	2,353,816
		5,411,191
	Iceland — 0.7%
4,344,101	Marel
	Largest Manufacturer of Poultry & Fish Processing Equipment	4,998,955

	Ireland — 0.6%
36,400	Paddy Power Irish Betting Services	2,292,374
805,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	2,276,092
		4,568,466
	Spain — 0.5%
75,000	Red Eléctrica de España Spanish Power Transmission	3,670,008

	Norway — 0.5%
302,648	Atea Leading Nordic IT Hardware/Software Reseller & Installation Company	3,653,725

	Portugal — 0.4%
1,079,502	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	3,268,190

	Czech Republic — 0.4%
15,891	Komercni Banka Leading Czech Universal Bank	3,164,426

	Belgium — 0.4%
53,991	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	2,799,662

	Finland — 0.4%
127,941	Stockmann (a) Department Store & Fashion Retailer in Scandinavia & Russia	2,757,460

	Kazakhstan — 0.3%
408,900	Halyk Savings Bank of Kazakhstan - GDR (b) Largest Retail Bank & Insurer in Kazakhstan	2,657,850

	Greece — 0.1%
839,300	Intralot Lottery & Gaming Systems & Services	799,233
	Total Europe	256,163,898

	Other Countries — 16.4%

	South Africa — 4.7%
139,200	Naspers Media in Africa, China, Russia & Other Emerging Markets	7,821,040
1,471,256	Coronation Fund Managers South African Fund Manager	5,466,145
2,364,500	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	5,304,790
385,885	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	4,745,717
1,033,900	Northam Platinum Platinum Mining in South Africa	4,598,705
594,600	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	4,549,996
131,123	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	2,768,095
		35,254,488
	Canada — 4.5%
167,249	CCL Industries Leading Global Label Manufacturer	6,120,195
144,415	ShawCor Oil & Gas Pipeline Products	4,546,224
73,351	Baytex Oil & Gas Producer in Canada	3,808,560
71,742	AG Growth Leading Manufacturer of Augers & Grain Handling Equipment	3,000,009
79,400	Onex Capital Private Equity	2,922,226
124,830	Black Diamond Group Provides Accommodations/Equipment for Oil Sands Development	2,487,965
293,077	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	1,836,414

Number of Shares		Value
	Canada — 4.5% (cont)
117,000	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	$1,797,022
378,516	DeeThree Exploration (b) (c)	1,651,209
133,000	DeeThree Exploration (b) Canadian Oil & Gas Producer	592,030
90,000	Celtic Exploration (b) Canadian Oil & Gas Producer	1,311,945
135,000	Crew Energy (b) Canadian Oil & Gas Producer	1,288,486
92,000	Athabasca Oil Sands (b) Oil Sands SAGD & Alberta Deep Basin Development	1,022,888
195,271	Pan Orient (b) Growth-oriented, Return-focused Asian Explorer	796,785
201,000	Americas Petrogas (b) Oil & Gas Exploration in Argentina, Potash in Peru	717,389
		33,899,347
	United States — 4.4%
74,732	Alexion Pharmaceuticals (b) Biotech Focused on Orphan Diseases	6,939,613
120,500	Atwood Oceanics (b) Offshore Drilling Contractor	5,409,245
122,233	World Fuel Services Global Fuel Broker	5,011,553
131,000	BioMarin Pharmaceutical (b) Biotech Focused on Orphan Diseases	4,486,750
117,327	Textainer Group Holdings Top International Container Leaser	3,977,385
66,153	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	2,780,411
33,000	Oil States International (b) Diversified North American Oil Service Provider	2,575,980
43,254	FMC Technologies (b) Oil & Gas Well Head Manufacturer	2,180,867
		33,361,804
	Australia — 1.7%
316,025	UGL Engineering & Facilities Management	4,329,582
59,385	Cochlear Cochlear Implants	3,804,407
543,502	Challenger Financial Largest Annuity Provider	2,140,533
2,087,432	Commonwealth Property Office Fund Australia Prime Office REIT	2,130,760
		12,405,282
	Israel — 0.9%
560,004	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	6,469,677
20,000	Caesarstone (b) Quartz Countertops	233,600
		6,703,277
	Senegal — 0.2%
6,312	Sonatel Leading Telecoms Operator in Western Africa	1,629,872
	Total Other Countries	123,254,070

	Latin America — 4.3%

	Brazil — 2.6%
440,000	Localiza Rent A Car Car Rental	8,098,825
152,100	Multiplus Loyalty Program Operator in Brazil	3,149,569
180,000	Odontoprev Dental Insurance	3,027,199
229,400	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	2,915,489
347,000	MRV Engenharia Brazilian Property Developer	2,457,865
		19,648,947
	Mexico — 0.7%
72,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	4,933,440

	Argentina — 0.4%
220,833	Union Agriculture Group (b) (c) (g) Farmland Operator in Uruguay	2,345,246
604,000	Madalena Ventures (b) (c)	545,959
302,000	Madalena Ventures (b) Oil & Gas Exploration in Argentina	278,550
		3,169,755
	Guatemala — 0.3%
116,400	Tahoe Resources (b) Silver Project in Guatemala	2,452,983

	Colombia — 0.2%
1,014,544	Canacol (b) Oil Producer in South America	803,539

Number of Shares		Value
	Colombia — 0.2% (cont)
3,074,000	Gulf United (b) (c) Prospecting for Oil Alongside Large Producers in Colombia	$354,125
		1,157,664
	Chile — 0.1%
482,173	Viña Concha y Toro Global Branded Wine Manufacturer	1,105,268
	Total Latin America	32,468,057

Total Equities (Cost: $520,445,957) — 98.1%		738,106,637

Securities Lending Collateral — 0.3%
2,423,364	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (h)	2,423,364

Total Securities Lending Collateral (Cost: $2,423,364)		2,423,364

Total Investments (Cost: $522,869,321)(i) (j) — 98.4%		740,530,001	(k)

Obligation to Return Collateral for Securities Loaned — (0.3)%		(2,423,364)

Cash and Other Assets Less Liabilities — 1.9%		14,015,753

Total Net Assets — 100.0%		$752,122,390

ADR	American Depositary Receipts
DVR	Differential Voting Right Equity Shares
GDR	Global Depositary Receipts

> Notes to Statement of Investments

(a)               All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $2,296,068.

(b)              Non-income producing security.

(c)               Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2012, the market value of these securities amounted to $5,259,517 which represented 0.70% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value

Union Agriculture Group	12/8/10 - 12/16/11	220,833	$2,649,999	$2,345,246
DeeThree Exploration	9/7/10 - 3/8/11	378,516	1,283,408	1,651,209
Madalena Ventures	10/21/10	604,000	382,726	545,959
Southern Arc Minerals	2/16/11	847,500	1,374,835	362,978
Gulf United	2/11/11	3,074,000	922,200	354,125

			$6,613,168	$5,259,517

(d)              Security is traded on a U.S. exchange.

(e)               An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Holdings and transactions in these affiliated companies during the three months ended March 31, 2012, are as follows:

Affiliates	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/12	Value	Dividend
Charles Taylor	2,250,000	—	—	2,250,000	$5,452,299	$—

The aggregate cost and value of this company at March 31, 2012, was $9,152,033 and $5,452,299, respectively.  Investments in the affiliated company represented 0.72% of the Fund’s total net assets at March 31, 2012.

(f)                 Security exempt from registration under Section 4(2) of the Securities Act of 1933. This security may only be resold in exempt transactions to qualified buyers. Private resales of this security to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2012, this security had an aggregate value of $3,057,375, which represented 0.41% of total net assets.

(g)              Illiquid security.

(h)              Investment made with cash collateral received from securities lending activity.

(i)                  At March 31, 2012, for federal income tax purposes, the cost of investments was $522,869,321 and net unrealized appreciation was $217,660,680 consisting of gross unrealized appreciation of $246,841,347 and gross unrealized depreciation of $(29,180,667).

(j)                  On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$131,574,132	17.5
Euro	125,860,139	16.7
U.S. Dollar	72,779,809	9.7
British Pound	58,110,531	7.7
Taiwan Dollar	49,889,688	6.6
Hong Kong Dollar	41,911,825	5.6
Canadian Dollar	41,018,030	5.5
Other currencies less than 5% of total net assets	216,962,483	28.8
	$738,106,637	98.1

(k)               Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors.  Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$25,090,385	$301,130,227	$—	$326,220,612
Europe	3,420,658	252,743,240	—	256,163,898
Other Countries	65,843,542	57,410,528	—	123,254,070
Latin America	29,222,727	900,084	2,345,246	32,468,057
Total Equities	123,577,312	612,184,079	2,345,246	738,106,637
Total Securities Lending Collateral	2,423,364	—	—	2,423,364
Total Investments	$126,000,676	$612,184,079	$2,345,246	$740,530,001

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index,

ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$259,607	$—	$—	$259,607

Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

The following table reconciles asset balances for the year ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities Latin America	$2,201,705	$—	$143,541	$—	$—	$—	$—	$2,345,246

	$2,201,705	$—	$143,541	$—	$—	$—	$—	$2,345,246

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $143,541.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value
	Equities — 97.8%

	Consumer Goods & Services — 21.0%

	Travel — 8.0%
1,100,000	Hertz (a) Largest U.S. Rental Car Operator	$16,544,000
186,000	Gaylord Entertainment (a) Convention Hotels	5,728,800
		22,272,800
	Retail — 6.4%
74,600	lululemon athletica (a) Premium Active Apparel Retailer	5,571,128
250,000	Safeway (b) Supermarkets	5,052,500
99,000	Abercrombie & Fitch Teen Apparel Retailer	4,911,390
35,000	Tiffany & Co. Luxury Good Retailer	2,419,550
		17,954,568
	Apparel — 3.5%
127,500	Coach Designer & Retailer of Branded Leather Accessories	9,853,200

	Casinos & Gaming — 1.6%
50,663,000	RexLot Holdings (China) (b) Lottery Equipment Supplier in China	4,503,795

	Educational Services — 1.3%
52,625	ITT Educational Services (a) (b) Postsecondary Degree Services	3,480,617

	Other Consumer Services — 0.1%
536,550	IFM Investments (Century 21 China RE) - ADR (China) (a) Provide Real Estate Services in China	386,316

	Food & Beverage — 0.1%
307,000	GLG Life Tech (Canada) (a) (b) Produce an All-natural Sweetener Extracted from the Stevia Plant	242,530
700	Annie’s (a) Developer & Marketer of Natural & Organic Food	24,388
		266,918
	Total Consumer Goods & Services	58,718,214

	Information — 20.5%

	Mobile Communications — 7.1%
192,000	SBA Communications (a) Communications Towers	9,755,520
156,000	Crown Castle International (a) Communications Towers	8,321,040
2,415,900	Globalstar (a) Satellite Mobile Voice & Data Carrier	1,691,130
		19,767,690
	Contract Manufacturing — 4.3%
1,051,333	Sanmina-SCI (a) Electronic Manufacturing Services	12,037,763

	Computer Services — 3.2%
743,400	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	8,957,970

	Computer Hardware & Related Equipment — 2.6%
124,000	Amphenol Electronic Connectors	7,411,480

	Instrumentation — 1.2%
19,000	Mettler Toledo (a) Laboratory Equipment	3,510,250

	Semiconductors & Related Equipment — 0.9%
250,000	Atmel (a) Microcontrollers, RF & Memory Semiconductors	2,465,000

	Advertising — 0.6%
1,017,100	VisionChina Media - ADR (China) (a) Advertising on Digital Screens in China’s Mass Transit System	1,607,018

	Business Software — 0.6%
27,500	Concur Technologies (a) Web Enabled Cost & Expense Management Software	1,577,950
	Total Information	57,335,121

	Industrial Goods & Services — 19.2%

	Machinery — 14.5%
300,500	Ametek Aerospace/Industrial Instruments	14,577,255
251,500	Donaldson Industrial Air Filtration	8,986,095
180,000	Kennametal Consumable Cutting Tools	8,015,400
126,000	Pall Filtration & Fluids Clarification	7,513,380
30,000	Nordson Dispensing Systems for Adhesives & Coatings	1,635,300
		40,727,430

1

Number of Shares		Value
	Outsourcing Services — 1.8%
236,000	Quanta Services (a) Electrical & Telecom Construction Services	$4,932,400

	Other Industrial Services — 1.7%
103,500	Expeditors International of Washington International Freight Forwarder	4,813,785

	Industrial Materials & Specialty Chemicals — 1.2%
32,000	FMC Corporation Niche Specialty Chemicals	3,387,520
	Total Industrial Goods & Services	53,861,135

	Finance — 14.4%

	Credit Cards — 5.0%
423,200	Discover Financial Services Credit Card Company	14,109,488

	Insurance — 4.8%
1,728,000	CNO Financial Group (a) Life, Long Term Care & Medical Supplement Insurance	13,443,840

	Banks — 3.3%
119,000	City National Bank & Asset Manager	6,243,930
210,000	Associated Banc-Corp Midwest Bank	2,931,600
		9,175,530
	Brokerage & Money Management — 1.3%
171,000	SEI Investments Mutual Fund Administration & Investment Management	3,537,990

	Finance Companies — %
6,500	Regional Management (a) Consumer Loans	109,200
	Total Finance	40,376,048

	Energy & Minerals — 11.0%

	Oil & Gas Producers — 7.6%
338,750	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	9,896,411
6,520,700	Canacol (Colombia) (a) Oil Producer in South America	5,164,523
8,714,000	Petrodorado (Colombia) (a)	2,009,344
5,714,000	Petrodorado - Warrants (Colombia) (a) (c) (d) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	223,989
7,187,900	Shamaran Petroleum (Iraq) (a) Oil Exploration in Kurdistan	1,837,600
155,000	Houston American Energy (a) Oil & Gas Exploration/Production in Colombia	809,100
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (c)	762,264
1,800,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a) (c) (d)	45,296
184,000	Canadian Overseas Petroleum (United Kingdom) (a) Oil & Gas Exploration/Production in the North Sea	40,583
2,575,000	Petromanas (Canada) (a)	593,764
937,500	Petromanas - Warrants (Canada) (a) (c) Exploring for Oil in Albania	4,605
		21,387,479
	Agricultural Commodities — 1.2%
250,000	Union Agriculture Group (Argentina) (a) (c) (d) Farmland Operator in Uruguay	2,655,000
6,154,000	Eacom Timber (Canada) (a) Canadian Lumber Producer	678,671
		3,333,671
	Alternative Energy — 0.9%
422,600	Canadian Solar (China) (a) (b) Solar Cell & Module Manufacturer	1,343,868
582,600	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	856,422
252,000	Real Goods Solar (a) Residential Solar Energy Installer	365,400
		2,565,690
	Mining — 0.8%
152,000	Kirkland Lake Gold (Canada) (a) Gold Mining	2,197,443

	Oil Services — 0.5%
1,716,400	Tuscany International Drilling (Colombia) (a) South America-based Drilling Rig Contractor	1,290,591
	Total Energy & Minerals	30,774,874

2

Number of Shares		Value
	Other Industries — 7.8%

	Transportation — 3.9%
198,250	JB Hunt Transport Services Truck & Intermodal Carrier	$10,778,852

	Real Estate — 2.9%
314,500	Biomed Realty Trust Life Science-focused Office Buildings	5,969,210
93,000	Dupont Fabros Technology Technology-focused Office Buildings	2,273,850
		8,243,060
	Regulated Utilities — 1.0%
79,000	Wisconsin Energy Wisconsin Utility	2,779,220
	Total Other Industries	21,801,132

	Health Care — 3.9%

	Biotechnology & Drug Delivery — 1.6%
440,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	3,009,600
77,000	Seattle Genetics (a) (b) Antibody-based Therapies for Cancer	1,569,260
		4,578,860
	Pharmaceuticals — 1.3%
300,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	3,510,000

	Medical Supplies — 1.0%
37,000	Henry Schein (a) Largest Distributor of Healthcare Products	2,800,160
	Total Health Care	10,889,020

Total Equities (Cost: $211,767,648) — 97.8%		273,755,544

Securities Lending Collateral — 3.3%
9,364,795	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	9,364,795

Total Securities Lending Collateral (Cost: $9,364,795)		9,364,795

Total Investments (Cost: $221,132,443)(f) (g) — 101.1%		283,120,339	(h)

Obligation to Return Collateral for Securities Loaned — (3.3)%		(9,364,795)

Cash and Other Assets Less Liabilities — 2.2%		6,195,784

Total Net Assets — 100.0%		$279,951,328

ADR	American Depositary Receipts

3

> Notes to Statement of Investments

(a)               Non-income producing security.

(b)              All or a portion of this security was on loan at March 31, 2012. The total market value of securities on loan at March 31, 2012 was $9,063,160.

(c)               Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2012, the market value of these securities amounted to $3,691,154 which represented 1.32% of total net assets.

	Acquisition
Security	Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 12/16/11	250,000	$2,999,999	$2,655,000
Canadian Overseas Petroleum	11/24/2010	3,600,000	1,539,065	762,264
Petrodorado - Warrants	11/20/2009	5,714,000	706,004	223,989
Canadian Overseas Petroleum - Warrants	11/24/2010	1,800,000	225,295	45,296
Petromanas - Warrants	05/20/2010	937,500	54,282	4,605
			$5,524,645	$3,691,154

(d)              Illiquid security.

(e)               Investment made with cash collateral received from securities lending activity.

(f)                 At March 31, 2012, for federal income tax purposes, the cost of investments was $221,132,443 and net unrealized appreciation was $61,987,896 consisting of gross unrealized appreciation of $89,360,154 and gross unrealized depreciation of $(27,372,258).

(g)              On March 31, 2012, the market value of foreign securities represented 16.18% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Value	Percentage of Net Assets
Colombia	$18,584,858	6.64
India	8,957,970	3.20
China	8,697,419	3.11
Canada	3,717,013	1.33
Argentina	2,655,000	0.95
Iraq	1,837,600	0.65
United Kingdom	848,143	0.30
Total Foreign Portfolio	$45,298,003	16.18

(h)              Securities are valued using policies described in the notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors.  Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Consumer Goods & Services	$54,214,419	$4,503,795	$—	$58,718,214
Information	57,335,121	—	—	57,335,121
Industrial Goods & Services	53,861,135	—	—	53,861,135
Finance	40,376,048	—	—	40,376,048
Energy & Minerals	27,083,720	1,036,154	2,655,000	30,774,874
Other Industries	21,801,132	—	—	21,801,132
Health Care	10,889,020	—	—	10,889,020
Total Equities	265,560,595	5,539,949	2,655,000	273,755,544
Total Securities Lending Collateral	9,364,795	—	—	9,364,795
Total Investments	$274,925,390	$5,539,949	$2,655,000	$283,120,339

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the year ending March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities Energy & Minerals	$2,492,500	$—	$162,500	$—	$—	$—	$—	$2,655,000
	$2,492,500	$—	$162,500	$—	$—	$—	$—	$2,655,000

5

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $162,500.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

6

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), March 31, 2012

Number of Shares		Value
	Equities — 92.8%

	Asia — 48.2%

	Japan — 15.8%
140,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$1,419,317
500,000	Seven Bank ATM Processing Services	1,096,486
670	Jupiter Telecommunications Largest Cable Service Provider in Japan	671,052
36,300	Asahi Diamond Industrial Consumable Diamond Tools	429,136
5,300	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	286,067
4,600	Gree Mobile Social Networking Game Developer/Platform	115,900
		4,017,958
	Singapore — 13.0%
885,000	Ascendas REIT Industrial Property Landlord	1,423,692
1,443,000	Mapletree Industrial Trust Industrial Property Landlord	1,261,432
835,000	Mapletree Logistics Trust Industrial Property Landlord	628,147
		3,313,271
	Taiwan — 8.8%
805,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	1,654,560
202,000	CTCI Corp International Engineering Firm	334,910
84,000	Taiwan Mobile Taiwan’s Second-largest Mobile Operator	256,096
		2,245,566
	China — 4.4%
304,000	Zhaojin Mining Industry Gold Mining & Refining in China	511,354
6,000	NetEase.com - ADR (a) Chinese Online Gaming Services	348,600
225,000	Want Want Chinese Branded Consumer Food Company	251,760
		1,111,714
	Korea — 3.4%
3,720	NHN Korean Online Search Services	853,812

	Indonesia — 2.8%
687,000	Archipelago Resources (a) Gold Mining Projects in Indonesia, Vietnam & the Philippines	714,257
	Total Asia	12,256,578

	Europe — 25.1%

	Germany — 6.3%
44,900	Wirecard Online Payment Processing & Risk Management	854,831
8,000	Rheinmetall Defense & Automotive	473,677
13,000	Rhoen-Klinikum Health Care Services	261,025
		1,589,533
	United Kingdom — 6.2%
13,000	Intertek Group Testing, Inspection, Certification Services	522,125
48,000	Serco Facilities Management	416,510
56,900	Chemring Defense Manufacturer of Countermeasures & Energetics	370,872
23,000	JLT Group International Business Insurance Broker	256,968
		1,566,475
	Sweden — 3.3%
43,733	Hexagon Design, Measurement & Visualization Software & Equipment	848,774

	Netherlands — 3.3%
17,764	Imtech Electromechanical & ICT Installation & Maintenance	567,893
2,100	Core Laboratories Oil & Gas Reservoir Consulting	276,297
		844,190
	Switzerland — 2.4%
1,600	Partners Group Private Markets Asset Management	312,130
2,200	Kuehne & Nagel Freight Forwarding/Logistics	297,574
		609,704
	Iceland — 1.5%
330,000	Marel Largest Manufacturer of Poultry & Fish Processing Equipment	387,269

	Denmark — 1.1%
10,000	Novozymes Industrial Enzymes	291,245

1

Number of Shares		Value
	Belgium — 1.0%
5,000	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	$259,271
	Total Europe	6,396,461

	Other Countries — 18.7%

	South Africa — 11.0%
537,700	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	1,206,338
97,000	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	742,263
8,300	Naspers Media in Africa, China, Russia & Other Emerging Markets	466,341
85,000	Northam Platinum Platinum Mining in South Africa	378,073
		2,793,015
	United States — 2.2%
7,125	Atwood Oceanics (a) Offshore Drilling Contractor	319,841
3,600	SM Energy Oil & Gas Producer	254,772
		574,613
	Canada — 2.2%
7,800	CCL Industries Leading Global Label Manufacturer	285,428
6,400	AG Growth Leading Manufacturer of Augers & Grain Handling Equipment	267,627
		553,055
	Australia — 1.9%
235,256	Commonwealth Property Office Fund Australia Prime Office REIT	240,139
60,818	Challenger Financial Largest Annuity Provider	239,526
		479,665
	Israel — 1.4%
32,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	369,693
	Total Other Countries	4,770,041

	Latin America — 0.8%

	Argentina — 0.5%
12,500	Union Agriculture Group (a) (b) (c) Farmland Operator in Uruguay	132,750

	Colombia — 0.3%
1,200,000	Quetzal Energy (a) (c) Explores for Oil & Gas in Latin America	63,522
	Total Latin America	196,272

Total Equities (Cost: $19,240,332) — 92.8%		23,619,352

Total Investments (Cost: $19,240,332)(d) (e) — 92.8%		23,619,352	(f)

Cash and Other Assets Less Liabilities — 7.2%		1,823,934

Total Net Assets — 100.0%		$25,443,286

ADR	American Depositary Receipts

2

> Notes to Statement of Investments

(a)               Non-income producing security.

(b)              Illiquid security.

(c)               Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At March 31, 2012, the market value of these securities amounted to $196,272 which represented 0.77% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10 - 12/16/11	12,500	$150,000	$132,750
Quetzal Energy	1/14/11	1,200,000	151,653	63,522
			$301,653	$196,272

(d)              At March 31, 2012 for federal income tax purposes, the cost of investments was $19,240,332 and net unrealized appreciation was $4,379,020 consisting of gross unrealized appreciation of $5,254,392 and gross unrealized depreciation of $(875,372).

(e)               On March 31, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$4,017,958	15.8
Singapore Dollar	3,313,271	13.0
South African Rand	2,793,015	11.0
Euro	2,416,698	9.5
British Pound	2,280,732	9.0
Taiwan Dollar	2,245,566	8.8
U.S. Dollar	1,332,260	5.2
Other currencies less than 5% of total net assets	5,219,852	20.5
	$23,619,352	92.8

(f)                 Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At March 31, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Depreciation
USD	ZAR	14,644,630	$1,900,000	04/13/12	$(6,311)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD = United States Dollar

ZAR = South African Rand

3

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee of the Fund’s Board of Trustees that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

Under the direction of the Fund’s Board of Trustees (the Board), the Board’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets at least quarterly to review and approve valuation matters, which may include a description of fair value actions, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and determining appropriate pricing methodologies; events that require fair valuation and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors.  Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of March 31, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$348,600	$11,907,978	$—	$12,256,578
Europe	276,297	6,120,164	—	6,396,461
Other Countries	1,127,668	3,642,373	—	4,770,041
Latin America	—	63,522	132,750	196,272
Total Equities	1,752,565	21,734,037	132,750	23,619,352
Total Investments	$1,752,565	$21,734,037	$132,750	$23,619,352

Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	—	(6,311)	—	(6,311)
Total	$1,752,565	$21,727,726	$132,750	$23,613,041

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sales price on the foreign exchange or market on which they trade. The Fund may use a systematic fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the adviser’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

4

There were no significant transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the three months ended March 31, 2012, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2012
Equities Latin America	$124,625	$—	$8,125	$—	$—	$—	$—	$132,750

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at March 31, 2012, which were valued using significant unobservable inputs (Level 3) amounted to $8,125.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 22, 2012

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 22, 2012